INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 6,960	$ 6,377	$ 5,672
Utilities
Disclosure of operating segments [line items]
Investments in associates and joint ventures	286	295
Transport
Disclosure of operating segments [line items]
Investments in associates and joint ventures	3,307	3,349
Midstream
Disclosure of operating segments [line items]
Investments in associates and joint ventures	212	219
Data
Disclosure of operating segments [line items]
Investments in associates and joint ventures	3,114	2,505
Corporate
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 41	$ 9